SHARE CAPITAL - Summary of Share Capital (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Capital [Roll Forward]
Beginning balance (in shares)	36,467,299	28,556,422	33,806,422	28,556,422
Shares issued and sold (in shares)	2,660,877	0
Ending balance (in shares)	36,467,299	28,556,422
Beginning balance	$ 0	$ 64
Ending balance	$ 0	$ 64